Commitments and Contingencies	12 Months Ended
Sep. 30, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time, the Company may be subject to legal proceedings, investigations and claims incidental to the conduct of business. The Company currently have two contract disputes with our suppliers, Jiangsu Anruida New Material Company Limited (“Anruida”) and Zhuhai Titans New Power Electric Co., Ltd. (“Titans”).

On October 21, 2019, Anruida commenced an action against Hengmao Power Battery in Changzhou Wujin District Intermediate People’s Court alleging that Hengmao Power Battery defaulted on the contract payment of RMB958,805 ($136,629) and seeking the payment of the contractual payment and interest on the contractual payment. The appellate court rendered its judgment on January 28, 2021, pursuant to which Hengmao Power Battery shall repay RMB958,805 ($136,629) and accrued interest. The Company accrued payable of default contractual payment and interest as of September 30, 2024.

On January 6, 2020, Titans commenced an action against Hengmao Power Battery in Changzhou Wujin District Intermediate People’s Court alleging that Hengmao Power Battery defaulted on the payment of RMB1,072,560 ($152,839) and seeking the payment of the contractual payment. However, the Company plans to defend the case. The appellate court rendered its judgment on January 27, 2021, pursuant to which Hengmao Power Battery shall repay RMB1,072,560 ($152,839), accrued interest and attorney’s fees. The Company accrued payable of default contractual payment and interest as of September 30, 2024.

Agreements

On May 25, 2023, the Company entered into a construction contract of RMB64 million (approximately $9 million) for a factory under construction for the production of intelligent e-bicycles and lithium batteries. As of September 30, 2024, the Company had paid approximately RMB59 million ($8 million).

In Mary 2023, the Company entered into procurement agreements for production equipment, scheduled to be installed and operational following the completion of the ongoing construction project. As stipulated in the contracts, is obligated to make an upfront payment of 60% of the total purchase price, the residual amount approximately of $4 million to be settled upon the delivery and inspection of the production equipment. As of September 30, 2024, the Company had paid approximately $7 million.

Other than disclosed above, the Company are not a party to, nor are we aware of, any legal proceedings, investigations or claims which, in the opinion of our management, are likely to have a material adverse effect on our business, financial condition or results of operations.